PROPERTY AND EQUIPMENT, NET - Schedule of Property and Equipment, Net (Details) - USD ($)	Mar. 31, 2026	Mar. 31, 2025
PROPERTY AND EQUIPMENT, NET
Property and equipment, gross excluding assets on operating lease	$ 2,154,733	$ 1,810,103
Less: accumulated depreciation	(1,754,830)	(1,424,688)
Property and equipment, net	399,903	385,415
Electric equipment [Member]
PROPERTY AND EQUIPMENT, NET
Property and equipment, gross excluding assets on operating lease	66,708	58,055
Machinery and Equipment [Member]
PROPERTY AND EQUIPMENT, NET
Property and equipment, gross excluding assets on operating lease	1,349,380	1,154,638
Office furniture [Member]
PROPERTY AND EQUIPMENT, NET
Property and equipment, gross excluding assets on operating lease	62,900	59,831
Motor vehicles [Member]
PROPERTY AND EQUIPMENT, NET
Property and equipment, gross excluding assets on operating lease	394,094	269,668
Leasehold improvement [Member]
PROPERTY AND EQUIPMENT, NET
Property and equipment, gross excluding assets on operating lease	$ 281,651	$ 267,911